Long-term debt (Tables)	9 Months Ended
Sep. 30, 2023
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	September 30,	December 31,
	2023	2022

Schuldschein loans	224,662	224,612
Bonds	7,418,304	7,389,365
Accounts Receivable Facility	—	93,725
Other	328,578	157,094
Long-term debt	7,971,544	7,864,796
Less current portion	(707,204)	(694,062)
Long-term debt, less current portion	7,264,340	7,170,734

Schedule of accounts receivable facility

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	September 30, 2023		September 30, 2023

Accounts Receivable Facility	$900,000	€849,537	$—	€—

	Maximum amount available (1)		Balance outstanding (2)
	December 31, 2022		December 31, 2022

Accounts Receivable Facility	$900,000	€843,803	$100,000	€93,756

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.